United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: Six months ended 2024-06-30

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral Fund

Class A Shares QAMNX

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Advisor Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$110	2.12%

Key Fund Statistics

Net Assets	$457,140,909
Number of Investments	397
Portfolio Turnover	28%

Fund Holdings

Top Security Types (% of Net Assets)

Common Stocks
92.9%
Collateral on Deposit for Securities Sold Short
73.6%
Cash Equivalents
1.8%
Securities Sold Short
(72.7%)

Value	Value
Securities Sold Short	(72.7%)
Cash Equivalents	1.8%
Collateral on Deposit for Securities Sold Short	73.6%
Common Stocks	92.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Energy	2.4%
Utilities	2.7%
Consumer Staples	3.5%
Materials	5.0%
Real Estate	5.3%
Communication Services	6.9%
Industrials	8.8%
Financials	12.5%
Consumer Discretionary	14.1%
Health Care	14.2%
Information Technology	24.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A440

Q455472-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Market Neutral Fund

Institutional Shares QQMNX

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Advisor Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	1.91%

Key Fund Statistics

Net Assets	$457,140,909
Number of Investments	397
Portfolio Turnover	28%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(72.7%)
Cash Equivalents	1.8%
Collateral on Deposit for Securities Sold Short	73.6%
Common Stocks	92.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Energy	2.4%
Utilities	2.7%
Consumer Staples	3.5%
Materials	5.0%
Real Estate	5.3%
Communication Services	6.9%
Industrials	8.8%
Financials	12.5%
Consumer Discretionary	14.1%
Health Care	14.2%
Information Technology	24.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A432

Q455472-B (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—92.9%
		Communication Services—5.7%
3,993	[1]	Alphabet, Inc., Class A	$ 727,325
129,194	[1]	Altice USA, Inc.	263,556
155,611	[1]	CarGurus, Inc.	4,077,008
15,146		Electronic Arts, Inc.	2,110,292
5,389	[1]	Iridium Communications, Inc.	143,455
32,381	[1]	Live Nation Entertainment, Inc.	3,035,395
10,275	[1]	Madison Square Garden Spinco	351,713
8,068	[1]	Match Group, Inc.	245,106
3,266	[1]	Pinterest, Inc.	143,933
5,957		Shutterstock, Inc.	230,536
35,714	[1]	Spotify Technology SA	11,206,696
7,505	[1]	TripAdvisor, Inc.	133,664
20,378	[1]	Yelp, Inc.	752,967
205,580	[1]	ZoomInfo Technologies, Inc.	2,625,257
		TOTAL	26,046,903
		Consumer Discretionary—11.6%
25,242	[1]	1-800-FLOWERS.COM, Inc.	240,304
112,907		Advance Auto Parts, Inc.	7,150,400
11,879	[1]	Airbnb, Inc.	1,801,213
2,018	[1]	Aptiv PLC	142,108
18,245	[1]	Carvana Co.	2,348,496
58,342	[1]	Cava Group, Inc.	5,411,220
25,553	[1]	Chegg, Inc.	80,747
30,488	[1]	DoorDash, Inc.	3,316,485
33,886	[1]	DraftKings, Inc.	1,293,429
19,976	[1]	Duolingo, Inc.	4,168,392
28,628	[1]	Expedia Group, Inc.	3,606,842
27,572		Ford Motor Co.	345,753
117,508		Gap (The), Inc.	2,807,266
20,834		General Motors Co.	967,948
765		Murphy USA, Inc.	359,137
22,998		PVH Corp.	2,434,798
61,579	[1]	Revolve Group, Inc.	979,722
17,914	[1]	Royal Caribbean Cruises, Ltd.	2,856,029
85,442	[1]	Stitch Fix, Inc.	354,584
3,719		Tapestry, Inc.	159,136
165,348	[1]	Under Armour, Inc., Class A	1,102,871
40,030		V.F. Corp.	540,405
22,278		Wingstop, Inc.	9,416,019
72,971	[1]	WW International, Inc.	85,376
13,360		Wynn Resorts Ltd.	1,195,720
		TOTAL	53,164,400
		Consumer Staples—4.2%
19,178		Albertsons Cos., Inc.	378,766
12,064	[1]	Bellring Brands, Inc.	689,337
8,148		Bunge Global S.A.	869,962
15,988		Colgate-Palmolive Co.	1,551,476
544		Costco Wholesale Corp.	462,395
6,724		Dollar General Corp.	889,115
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,351		Estee Lauder Cos., Inc., Class A	$ 356,546
40,628	[1]	Hain Celestial Group, Inc.	280,739
7,480		Kimberly-Clark Corp.	1,033,736
39,168		Kroger Co.	1,955,658
118,866	[1]	Maplebear, Inc.	3,820,353
7,650		PepsiCo, Inc.	1,261,714
7,358	[1]	Post Holdings, Inc.	766,409
10,478		Spectrum Brands Holdings, Inc.	900,375
43,499	[1]	Sprouts Farmers Market, Inc.	3,639,126
1,179		Target Corp.	174,539
		TOTAL	19,030,246
		Energy—2.3%
27,849		CONSOL Energy, Inc.	2,841,433
15,962		Devon Energy Corp.	756,599
10,989		Marathon Petroleum Corp.	1,906,372
47,541	[1]	Oceaneering International, Inc.	1,124,820
29,912	[1]	Propetro Holding Corp.	259,337
19,139		SM Energy Co.	827,379
21,673	[1]	Weatherford International PLC	2,653,859
		TOTAL	10,369,799
		Financials—12.6%
18,891		Ameriprise Financial, Inc.	8,070,046
10,382		Apollo Global Management, Inc.	1,225,803
3,131		Assurant, Inc.	520,529
26,608		Bank of New York Mellon Corp.	1,593,553
2,003		Cboe Global Markets, Inc.	340,630
15,685	[1]	Coinbase Global, Inc.	3,485,678
106,682		Corebridge Financial, Inc.	3,106,580
7,602		Globe Life, Inc.	625,493
63,605	[1]	Green Dot Corp.	601,067
20,855		Interactive Brokers Group, Inc., Class A	2,556,823
149,183		Jackson Financial, Inc.	11,078,330
122,562	[1]	LendingClub Corp.	1,036,875
18,329	[1]	LendingTree, Inc.	762,303
32,943		Live Oak Bancshares, Inc.	1,154,982
24,393		Northern Trust Corp.	2,048,524
95,418	[1]	Open Lending	532,432
12,592	[1]	PayPal Holdings, Inc.	730,714
18,651		Principal Financial Group, Inc.	1,463,171
37,259		PROG Holdings, Inc.	1,292,142
4,465		Progressive Corp., OH	927,425
62,243		Prudential Financial, Inc.	7,294,257
2,511	[1]	Ryan Specialty Group Holdings, Inc.	145,412
15,097		State Street Corp.	1,117,178
222,055	[1]	StoneCo Ltd.	2,662,439
14,641		The Travelers Cos., Inc.	2,977,101
3,430	[1]	Triumph Financial, Inc.	280,402
		TOTAL	57,629,889
		Health Care—13.7%
69,341		AbbVie, Inc.	11,893,368
13,336	[1]	Agios Pharmaceuticals, Inc.	575,048
31,227	[1]	Alector, Inc.	141,771
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
12,402	[1]	Align Technology, Inc.	$ 2,994,215
6,284	[1]	Alkermes, Inc.	151,444
16,409	[1]	Biogen, Inc.	3,803,934
2,523		Cardinal Health, Inc.	248,061
34,386	[1]	CareDx, Inc.	534,015
15,152		Cencora, Inc.	3,413,746
34,883	[1]	Centene Corp.	2,312,743
52,978	[1]	Community Health Systems, Inc.	178,006
131,667	[1]	Elanco Animal Health, Inc.	1,899,955
727		Elevance Health, Inc.	393,932
40,981	[1]	Fulgent Genetics, Inc.	804,047
8,127	[1]	GE HealthCare Technologies, Inc.	633,256
67,552		Gilead Sciences, Inc.	4,634,743
2,747	[1]	Halozyme Therapeutics, Inc.	143,833
21,234	[1]	Illumina, Inc.	2,216,405
85,867	[1]	Incyte Genomics, Inc.	5,205,257
127,292	[1]	Inmode Ltd.	2,321,806
3,226	[1]	Insulet Corp.	651,007
5,011		Johnson & Johnson	732,408
3,048		McKesson Corp.	1,780,154
17,490		Merck & Co., Inc.	2,165,262
4,309	[1]	Molina Healthcare, Inc.	1,281,066
10,454	[1]	Myriad Genetics, Inc.	255,705
142,294	[1]	NeoGenomics, Inc.	1,973,618
50,035	[1]	Nevro Corp.	421,295
49,428	[1]	Novavax, Inc.	625,758
5,663	[1]	Novocure Ltd.	97,007
46,170	[1]	Omnicell, Inc.	1,249,822
74,008		Organon & Co.	1,531,966
24,401	[1]	Privia Health Group, Inc.	424,089
544	[1]	Regeneron Pharmaceuticals, Inc.	571,760
103,692	[1]	Teladoc Health, Inc.	1,014,108
2,688		The Cigna Group	888,572
5,426	[1]	Vertex Pharmaceuticals, Inc.	2,543,275
		TOTAL	62,706,457
		Industrials—8.7%
49,491	[1]	3D Systems Corp.	151,937
3,490		AGCO Corp.	341,601
35,303		Allison Transmission Holdings, Inc.	2,679,498
15,420		Apogee Enterprises, Inc.	968,916
34,875	[1]	Astronics Corp.	698,546
4,183	[1]	Atkore, Inc.	564,412
29,564	[1]	Atmus Filtration Technologies, Inc.	850,852
11,027	[1]	Azek Co., Inc.	464,567
19,874	[1]	BlueLinx Holdings, Inc.	1,850,071
2,080	[1]	Builders Firstsource, Inc.	287,893
3,768		Caterpillar, Inc.	1,255,121
37,720	[1]	Core & Main, Inc.	1,846,017
10,946	[1]	DXP Enterprises, Inc.	501,765
21,069	[1]	Fluence Energy, Inc.	365,336
8,597	[1]	Generac Holdings, Inc.	1,136,695
7,652	[1]	GMS, Inc.	616,828
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
14,332		Masco Corp.	$ 955,514
90,079	[1]	NEXTracker, Inc.	4,222,904
17,260	[1]	Parsons Corp.	1,412,041
3,705		Paychex, Inc.	439,265
44,723	[1]	Paycom Software, Inc.	6,397,178
61,679		Pitney Bowes, Inc.	313,329
26,617	[1]	Proto Labs, Inc.	822,199
1,081		Rockwell Automation, Inc.	297,578
37,079	[1]	SkyWest, Inc.	3,043,074
2,110	[1]	TransDigm, Inc.	2,695,757
51,053	[1]	Uber Technologies, Inc.	3,710,532
7,337	[1]	United Airlines Holdings, Inc.	357,018
548		United Rentals North America, Inc.	354,408
3,802		Vertiv Holdings Co.	329,139
		TOTAL	39,929,991
		Information Technology—22.9%
1,668		Applied Materials, Inc.	393,631
92,940	[1]	AppLovin Corp.	7,734,467
12,749	[1]	Arista Networks, Inc.	4,468,270
3,078	[1]	Bill.Com Holdings, Inc.	161,964
27,671	[1]	Braze, Inc.	1,074,742
49,982	[1]	Cerence, Inc.	141,449
21,090	[1]	Clear Secure, Inc.	394,594
24,434	[1]	Crowdstrike Holdings, Inc.	9,362,864
6,944	[1]	DocuSign, Inc.	371,504
10,917	[1]	Dynatrace Holdings LLC	488,427
26,888	[1]	Enphase Energy, Inc.	2,681,002
11,356	[1]	EPAM Systems, Inc.	2,136,177
5,284	[1]	F5, Inc.	910,063
5,272	[1]	FormFactor, Inc.	319,114
40,649	[1]	Fortinet, Inc.	2,449,915
34,611	[1]	Freshworks, Inc.	439,214
13,508	[1]	Gitlab, Inc.	671,618
85,982	[1]	GoDaddy, Inc.	12,012,545
18,433		HP, Inc.	645,524
5,530	[1]	HubSpot, Inc.	3,261,539
7,607	[1]	Intapp, Inc.	278,949
2,778		KLA Corp.	2,290,489
17,511	[1]	Kyndryl Holdings, Inc.	460,714
47,120	[1]	LiveRamp Holdings, Inc.	1,457,893
7,551	[1]	MaxLinear, Inc.	152,077
3,949		Microchip Technology, Inc.	361,334
7,550		Micron Technology, Inc.	993,051
1,293		Motorola Solutions, Inc.	499,163
150,650	[1]	Nutanix, Inc.	8,564,452
12,158	[1]	Okta, Inc.	1,138,110
49,989	[1]	ON Semiconductor Corp.	3,426,746
84,298		Pegasystems, Inc.	5,102,558
18,526	[1]	Procore Technologies, Inc.	1,228,459
53,642	[1]	Q2 Holdings, Inc.	3,236,222
11,865	[1]	Qorvo, Inc.	1,376,815
20,477		Qualcomm, Inc.	4,078,609
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
7,326	[1]	Qualys, Inc.	$ 1,044,688
22,945	[1]	RingCentral, Inc.	647,049
3,422	[1]	Semtech Corp.	102,249
2,330	[1]	ServiceNow, Inc.	1,832,941
17,326	[1]	Synaptics, Inc.	1,528,153
18,463		TD SYNNEX Corp.	2,130,630
103,328	[1]	Varonis Systems, Inc.	4,956,644
46,646	[1]	Zoom Video Communications, Inc.	2,760,977
26,147	[1]	Zscaler, Inc.	5,025,192
		TOTAL	104,792,787
		Materials—5.3%
20,342		Albemarle Corp.	1,943,068
100,453	[1]	Axalta Coating Systems Ltd.	3,432,479
57,701		FMC Corp.	3,320,692
32,891	[1]	Knife River Corp.	2,306,975
4,516		Koppers Holdings, Inc.	167,047
12,534		LyondellBasell Industries N.V.	1,199,002
196,724		Mosaic Co./The	5,685,324
15,741		PPG Industries, Inc.	1,981,634
20,054		Steel Dynamics, Inc.	2,596,993
46,088	[1]	Summit Materials, Inc.	1,687,282
		TOTAL	24,320,496
		Real Estate—3.4%
4,756	[1]	CBRE Group, Inc.	423,807
169,678		Kilroy Realty Corp.	5,288,863
22,690		Macerich Co. (The)	350,334
86,712	[1]	Redfin Corp.	521,139
90,907		SL Green Realty Corp.	5,148,973
63,621		Vornado Realty Trust, LP	1,672,596
45,359	[1]	Zillow Group, Inc.	2,042,969
		TOTAL	15,448,681
		Utilities—2.5%
8,150		Constellation Energy Corp.	1,632,200
112,912		Vistra Corp.	9,708,174
		TOTAL	11,340,374
		TOTAL COMMON STOCKS (IDENTIFIED COST $349,306,222)	424,780,023
		INVESTMENT COMPANY—1.8%
8,096,336		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2] (IDENTIFIED COST $8,096,336)	8,096,336
		TOTAL INVESTMENT IN SECURITIES—94.7% (IDENTIFIED COST $357,402,558)[3]	432,876,359
		OTHER ASSETS AND LIABILITIES - NET—5.3%[4]	24,264,550
		TOTAL NET ASSETS—100%	$457,140,909
SECURITIES SOLD SHORT—(72.7)%
Shares			Value
		Communication Services—(5.0)%
4,791		ATN International, Inc.	$ 109,235
10,469	[1]	Charter Communications, Inc.	3,129,812
38,992	[1]	E.W. Scripps Co.	122,435
8,612	[1]	Echostar Holding Corp.	153,380
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Communication Services—continued
32,928	[1]	Frontier Communications Parent, Inc.	$ 862,055
52,806	[1]	Liberty Media Corp-Liberty SiriusXM	1,170,181
169,458	[1]	Magnite, Inc.	2,252,097
15,369		Sinclair, Inc.	204,869
26,757	[1]	Take-Two Interactive Software, Inc.	4,160,446
97,655	[1]	TKO Group Holdings, Inc.	10,545,763
90,243	[1]	Vimeo Holdings, Inc.	336,606
		TOTAL	23,046,879
		Consumer Discretionary—(10.2)%
109,124	[1]	Caesars Entertainment Corp.	4,336,588
40,618	[1]	CarMax, Inc.	2,978,924
46,957		Churchill Downs, Inc.	6,555,197
55,960	[1]	Dave & Buster’s Entertainment, Inc.	2,227,768
2,564	[1]	Five Below, Inc.	279,399
24,420	[1]	Floor & Decor Holdings, Inc.	2,427,592
22,082	[1]	Fox Factory Holding Corp.	1,064,132
38,255		Garmin Ltd.	6,232,505
19,377	[1]	G-III Apparel Group Ltd.	524,535
3,326	[1]	Grand Canyon Education, Inc.	465,341
5,508	[1]	Hilton Grand Vacations, Inc.	222,688
7,401		Lithia Motors, Inc.	1,868,383
27,095		LKQ Corp.	1,126,881
70,303	[1]	Peloton Interactive, Inc.	237,624
8,859	[1]	Planet Fitness, Inc.	651,934
755	[1]	RH	184,552
83,257	[1]	Rivian Automotive, Inc.	1,117,309
59,893	[1]	Tesla, Inc.	11,851,627
72,860	[1]	The RealReal, Inc.	232,423
1,172		Vail Resorts, Inc.	211,112
77,382	[1]	Victoria’s Secret & Co.	1,367,340
11,712	[1]	Wayfair, Inc.	617,574
		TOTAL	46,781,428
		Consumer Staples—(2.6)%
136,753		Lamb Weston Holdings, Inc.	11,498,192
6,703		Reynolds Consumer Products, Inc.	187,550
		TOTAL	11,685,742
		Energy—(1.7)%
35,346	[1]	Antero Resources Corp.	1,153,340
7,785	[1]	DMC Global, Inc.	112,260
66,284		Enviva, Inc.	28,502
21,842	[1]	Green Plains, Inc.	346,414
215,505		New Fortress Energy, Inc.	4,736,800
63,576		Sitio Royalties Corp.	1,501,029
		TOTAL	7,878,345
		Financials—(9.1)%
4,711		Ameris Bancorp	237,199
7,246		Ares Management Corp.	965,747
21,075		Bank of America Corp.	838,153
1,590	[1]	Berkshire Hathaway, Inc., Class B	646,812
35,029	[1]	BGC Group, Inc.	290,741
87,463		Blackstone, Inc.	10,827,919
22,768	[1]	Cannae Holdings, Inc.	413,011
66,742		Charles Schwab Corp.	4,918,218
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Financials—continued
58,821		Citigroup, Inc.	$ 3,732,781
12,507		Comerica, Inc.	638,357
2,909		Erie Indemnity Co.	1,054,222
20,160		Fidelity National Information Services, Inc.	1,519,258
15,974		First Interstate BancSystem, Inc., Class A	443,598
24,995		Glacier Bancorp, Inc.	932,813
1,665	[1]	GoHealth, Inc.	16,184
15,289		JPMorgan Chase & Co.	3,092,353
1,288		KKR & Co., Inc.	135,549
16,423	[1]	PRA Group, Inc.	322,876
32,361		Redwood Trust, Inc.	210,023
15,793		SEI Investments Co.	1,021,649
10,042	[1]	StoneX Group, Inc.	756,263
23,852		U.S. Bancorp	946,924
243,364	[1]	Upstart Holdings, Inc.	5,740,957
17,980		Webster Financial Corp. Waterbury	783,732
6,466		Wells Fargo & Co.	384,016
11,126		Western Alliance Bancorp	698,935
		TOTAL	41,568,290
		Health Care—(10.3)%
51,813	[1]	10X Genomics, Inc.	1,007,763
10,277	[1]	Acadia Healthcare Co., Inc.	694,109
52,927	[1]	AdaptHealth Corp.	529,270
138,453	[1]	agilon health, Inc.	905,483
18,298	[1]	Akero Therapeutics, Inc.	429,271
86,171	[1]	Apellis Pharmaceuticals, Inc.	3,305,520
53,203	[1]	Arrowhead Pharmaceuticals, Inc.	1,382,746
44,936	[1]	Axsome Therapeutics, Inc.	3,617,348
10,162		Bio-Techne Corp.	728,107
23,048	[1]	Cryoport, Inc.	159,262
25,334		CVS Health Corp.	1,496,226
4,136	[1]	Cytokinetics, Inc.	224,088
6,642		Danaher Corp.	1,659,504
6,910		Eli Lilly & Co.	6,256,176
61,536	[1]	Guardant Health, Inc.	1,777,160
13,619	[1]	HealthEquity, Inc.	1,173,958
88,537	[1]	Heron Therapeutics, Inc.	309,879
2,518		Humana, Inc.	940,851
11,758	[1]	Inspire Medical Systems, Inc.	1,573,573
31,671	[1]	Intellia Therapeutics, Inc.	708,797
944	[1]	Intuitive Surgical, Inc.	419,938
7,182	[1]	iRhythm Technologies, Inc.	773,070
60,756	[1]	Karyopharm Therapeutics, Inc.	52,712
54,210	[1]	Kodiak Sciences, Inc.	127,393
8,922	[1]	Madrigal Pharmaceuticals, Inc.	2,499,587
39,563	[1]	Masimo Corp.	4,982,564
49,433	[1]	Neogen Corp.	772,638
30,675	[1]	Outset Medical, Inc.	118,099
8,735	[1]	PetIQ, Inc.	192,694
44,623	[1]	PTC Therapeutics, Inc.	1,364,571
237,020	[1]	R1 RCM, Inc.	2,976,971
13,973	[1]	Schrodinger, Inc.	270,238
39,200	[1]	Sotera Health Topco, Inc.	465,304
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Health Care—continued
15,549	[1]	Ultragenyx Pharmaceutical, Inc.	$ 639,064
35,414	[1]	Viking Therapeutics, Inc.	1,877,296
2,430		West Pharmaceutical Services, Inc.	800,418
		TOTAL	47,211,648
		Industrials—(6.4)%
3,139	[1]	Aerovironment, Inc.	571,800
84,477		Air Lease Corp.	4,015,192
22,399	[1]	Air Transport Services Group, Inc.	310,674
14,675	[1]	Ameresco, Inc.	422,787
53,182		Avis Budget Group, Inc.	5,558,583
2,115		Carrier Global Corp.	133,414
25,065	[1]	Chart Industries, Inc.	3,617,882
51,322		Concentrix Corp.	3,247,656
64,549	[1]	Copart, Inc.	3,495,974
160,964	[1]	Driven Brands Holdings, Inc.	2,049,072
3,227	[1]	FTI Consulting, Inc.	695,515
5,258	[1]	Kirby Corp.	629,540
11,078	[1]	Mastec, Inc.	1,185,235
18,771	[1]	Mercury Systems, Inc.	506,629
701		Old Dominion Freight Lines, Inc.	123,797
42,607	[1]	Shoals Technologies Group, Inc.	265,868
175,052	[1]	SunRun, Inc.	2,076,117
11,801	[1]	Vicor Corp.	391,321
		TOTAL	29,297,056
		Information Technology—(17.9)%
6,567	[1]	Advanced Micro Devices, Inc.	1,065,233
112,033	[1]	Allegro MicroSystems, Inc.	3,163,812
18,879	[1]	Appian Corp.	582,606
37,359	[1]	Asana, Inc.	522,652
32,393	[1]	Aspen Technology, Inc.	6,434,222
2,288		Broadcom, Inc.	3,673,453
45,786	[1]	Cleanspark, Inc.	730,287
125,313	[1]	Confluent, Inc.	3,700,493
7,699	[1]	DoubleVerify Holdings, Inc.	149,900
32,907		Entegris, Inc.	4,455,608
5,713	[1]	Five9, Inc.	251,943
18,034	[1]	Globalfoundries, Inc.	911,799
25,210	[1]	Impinj, Inc.	3,952,172
20,575	[1]	Lumentum Holdings, Inc.	1,047,679
38,896	[1]	Marathon Patent Group, Inc.	772,086
49,602		Marvell Technology, Inc.	3,467,180
4,208		Microsoft Corp.	1,880,766
205	[1]	MicroStrategy, Inc., Class A	282,383
10,693		MKS Instruments, Inc.	1,396,292
42,597	[1]	MongoDB, Inc.	10,647,546
70,335	[1]	nCino, Inc.	2,212,036
6,028	[1]	Palo Alto Networks, Inc.	2,043,552
22,883	[1]	Par Technology Corp.	1,077,560
11,855	[1]	PTC, Inc.	2,153,698
25,916	[1]	Riot Blockchain, Inc.	236,872
4,924	[1]	Sitime Corp.	612,447
100,802	[1]	Sprout Social, Inc.	3,596,615
12,941	[1]	Super Micro Computer, Inc.	10,603,208
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Information Technology—continued
392	[1]	Synopsys, Inc.	$ 233,263
19,100		Ubiquiti Networks, Inc.	2,782,106
244,738	[1]	Unity Software, Inc.	3,979,440
25,172	[1]	Veeco Instruments, Inc.	1,175,784
36,139	[1]	ViaSat, Inc.	458,965
56,369	[1]	Wolfspeed, Inc.	1,282,958
53,245	[1]	Yext, Inc.	284,861
		TOTAL	81,821,477
		Materials—(3.6)%
41,607		Air Products & Chemicals, Inc.	10,736,686
82,651		Alcoa Corp.	3,287,857
6,039		Carpenter Technology Corp.	661,754
77,397	[1]	MP Materials Corp.	985,264
5,596		Quaker Chemical Corp.	949,641
		TOTAL	16,621,202
		Real Estate—(3.9)%
8,174		Americold Realty Trust, Inc.	208,764
8,600		Digital Realty Trust, Inc.	1,307,630
72,306		Extra Space Storage, Inc.	11,237,075
188,451		Healthcare Realty Trust, Inc.	3,105,672
15,052	[1]	Howard Hughes Holdings, Inc.	975,671
3,585		Realty Income Corp.	189,360
13,183		Ventas, Inc.	675,761
		TOTAL	17,699,933
		Utilities—(2.0)%
9,170		Brookfield Renewable Corp.	260,245
55,456		Dominion Energy, Inc.	2,717,344
39,195		EverSource Energy	2,222,748
25,403		NextEra Energy, Inc.	1,798,786
7,069		NRG Energy, Inc.	550,392
3,892		Ormat Technologies, Inc.	279,056
4,113		Sempra Energy	312,835
8,655		Southwest Gas Holdings, Inc.	609,139
25,287	[1]	Sunnova Energy International, Inc.	141,102
		TOTAL	8,891,647
		Total Securities Sold Short (PROCEEDS $324,220,496)	$332,503,647
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$17,374,947	$—	$17,374,947
Purchases at Cost	$124,308,136	$57,227,015	$181,535,151
Proceeds from Sales	$(141,671,800)	$(49,130,679)	$(190,802,479)
Change in Unrealized Appreciation/Depreciation	$(2,926)	$—	$(2,926)
Net Realized Gain/(Loss)	$(8,357)	$—	$(8,357)
Value as of 6/30/2024	$—	$8,096,336	$8,096,336
Shares Held as of 6/30/2024	—	8,096,336	8,096,336
Dividend Income	$443,668	$117,975	$561,643
Semi-Annual Financial Statements and Additional Information

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,			Period Ended 12/31/2020[3]	Year Ended January 31,
		2023	2022	2021[2]		2020	2019
Net Asset Value, Beginning of Period	$17.05	$17.28	$17.75	$17.47	$17.94	$17.06	$19.54
Income From Investment Operations:
Net investment income (loss)[4]	0.26	0.50	0.08	(0.07)	(0.07)	(0.05)	0.10[5]
Net realized and unrealized gain (loss)	1.29	0.28	1.48	4.04	(0.40)	1.02	(1.24)
Total From Investment Operations	1.55	0.78	1.56	3.97	(0.47)	0.97	(1.14)
Less Distributions:
Distributions from net investment income	—	(0.51)	—	—	—	(0.09)	(0.07)
Distributions from net realized gain	—	(0.50)	(2.03)	(3.69)	—	—	(1.27)
Total Distributions	—	(1.01)	(2.03)	(3.69)	—	(0.09)	(1.34)
Net Asset Value, End of Period	$18.60	$17.05	$17.28	$17.75	$17.47	$17.94	$17.06
Total Return[6]	9.09%	4.71%	9.24%	23.16%	(2.62)%	5.69%	(5.42)%[5]
Ratios to Average Net Assets:
Net expenses[7]	2.12%[8]	2.14%	1.85%	1.26%	1.61%	1.50%	1.35%
Net expenses excluding dividends and other expenses related to short sales	1.28%[8]	1.31%	1.33%	0.93%	1.43%	1.34%	1.22%
Net investment income (loss)	2.82%[8]	2.88%	0.43%	(0.36)%	(0.47)%	(0.28)%	0.51%[5]
Expense waiver/reimbursement[9]	0.00%[8,10]	0.07%	0.15%	0.13%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,544	$13,857	$10,276	$2,554	$2,765	$12,667	$14,875
Portfolio turnover[11]	28%	150%	270%	204%	74%	83%	84%

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into Federated Hermes MDT Market Neutral Fund (the “Fund”), a
portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
For the year ended January 31, 2019, amounts included reimbursement for payments of prior years’ Shareholder Servicing fees as follows: Net Investment Income
Per Share of $0.00, Net Investment Income Ratio of 0.02%, and Total Returns of 0.02%.

6
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

10	Represents less than 0.01%.
11	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,			Period Ended 12/31/2020[3]	Year Ended January 31,
		2023	2022	2021[2]		2020	2019
Net Asset Value, Beginning of Period	$17.56	$17.76	$18.16	$17.84	$18.36	$17.48	$19.97
Income From Investment Operations:
Net investment income (loss)[4]	0.28	0.55	0.10	(0.11)	(0.04)	0.11	0.12
Net realized and unrealized gain (loss)	1.33	0.30	1.55	4.12	(0.40)	0.91	(1.24)
Total From Investment Operations	1.61	0.85	1.65	4.01	(0.44)	1.02	(1.12)
Less Distributions:
Distributions from net investment income	—	(0.55)	(0.02)	—	(0.08)	(0.14)	(0.10)
Distributions from net realized gain	—	(0.50)	(2.03)	(3.69)	—	—	(1.27)
Total Distributions	—	(1.05)	(2.05)	(3.69)	(0.08)	(0.14)	(1.37)
Net Asset Value, End of Period	$19.17	$17.56	$17.76	$18.16	$17.84	$18.36	$17.48
Total Return[5]	9.17%	4.96%	9.52%	22.90%	(2.37)%	5.83%	(5.21)%
Ratios to Average Net Assets:
Net expenses[6]	1.91%[7]	1.93%	1.60%	1.44%	1.37%	1.25%	1.20%
Net expenses excluding dividends and other expenses related to short sales	1.07%[7]	1.08%	1.08%	1.12%	1.19%	1.08%	1.07%
Net investment income (loss)	3.02%[7]	3.10%	0.55%	(0.55)%	(0.29)%	0.63%	0.64%
Expense waiver/reimbursement[8]	0.00%[7,9]	0.07%	0.16%	0.14%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$440,597	$318,862	$232,152	$85,310	$79,415	$120,650	$114,494
Portfolio turnover[10]	28%	150%	270%	204%	74%	83%	84%

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The
Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor
Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than 0.01%.
10	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $8,096,336 of investments in affiliated holdings* (identified cost $357,402,558, including $8,096,336 of identified cost in affiliated holdings)	$432,876,359
Due from broker (Note 2)	20,000,000
Deposit at broker for short sales	336,273,597
Income receivable	194,537
Income receivable from affiliated holdings	4,944
Interest receivable on short positions	576,204
Receivable for investments sold	3,909,394
Receivable for shares sold	1,042,439
Total Assets	794,877,474
Liabilities:
Securities sold short, at value (proceeds $324,220,496)	332,503,647
Dividends payable on short positions	55,366
Payable for investments purchased	4,615,845
Payable for shares redeemed	415,028
Payable for investment adviser fee (Note 5)	29,754
Payable for administrative fee (Note 5)	2,886
Payable for other service fees (Notes 2 and 5)	7,058
Accrued expenses (Note 5)	106,981
Total Liabilities	337,736,565
Net assets for 23,869,305 shares outstanding	$457,140,909
Net Assets Consist of:
Paid-in capital	$426,908,752
Total distributable earnings (loss)	30,232,157
Total Net Assets	$457,140,909
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($16,543,724 ÷ 889,542 shares outstanding), no par value, unlimited shares authorized	$18.60
Offering price per share (100/94.50 of $18.60)	$19.68
Redemption proceeds per share	$18.60
Institutional Shares:
Net asset value per share ($440,597,185 ÷ 22,979,763 shares outstanding), no par value, unlimited shares authorized	$19.17
Offering price per share	$19.17
Redemption proceeds per share	$19.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$8,135,582
Dividends (including $561,643 received from affiliated holdings*)	2,012,268
TOTAL INCOME	10,147,850
Expenses:
Investment adviser fee (Note 5)	1,645,923
Administrative fee (Note 5)	162,506
Custodian fees	25,039
Transfer agent fees	222,957
Directors’/Trustees’ fees (Note 5)	1,070
Auditing fees	22,083
Legal fees	5,781
Portfolio accounting fees	52,442
Other service fees (Notes 2 and 5)	16,189
Share registration costs	45,339
Printing and postage	16,532
Miscellaneous (Note 5)	12,685
Expenses related to short positions	1,732,929
TOTAL EXPENSES	3,961,475
Reimbursement of investment adviser fee (Note 5)	(9,655)
Net expenses	3,951,820
Net investment income	6,196,030
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized gain on investments (including net realized loss of $(8,357) on sales of investments in affiliated holdings*)	18,322,804
Net realized loss on short sales	(22,899,182)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,926) on investments in affiliated holdings*)	11,181,836
Net change in unrealized depreciation of securities sold short	19,426,791
Net realized and unrealized gain (loss) on investments and short sales	26,032,249
Change in net assets resulting from operations	$32,228,279

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,196,030	$9,706,870
Net realized gain (loss)	(4,576,378)	(31,464,772)
Net change in unrealized appreciation/depreciation	30,608,627	30,735,470
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,228,279	8,977,568
Distributions to Shareholders:
Class A Shares	—	(807,641)
Institutional Shares	—	(18,261,266)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(19,068,907)
Share Transactions:
Proceeds from sale of shares	185,077,422	321,200,654
Net asset value of shares issued to shareholders in payment of distributions declared	—	18,424,923
Cost of shares redeemed	(92,883,873)	(239,242,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,193,549	100,383,217
Change in net assets	124,421,828	90,291,878
Net Assets:
Beginning of period	332,719,081	242,427,203
End of period	$457,140,909	$332,719,081
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $9,655 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$16,189
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended June 30, 2024, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(22,899,182) and $19,426,791, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	198,151	$3,626,298	620,285	$10,947,466
Shares issued to shareholders in payment of distributions declared	—	—	48,074	801,286
Shares redeemed	(121,360)	(2,227,985)	(450,366)	(7,735,472)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	76,791	$1,398,313	217,993	$4,013,280
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,639,356	$181,451,124	17,189,936	$310,253,188
Shares issued to shareholders in payment of distributions declared	—	—	1,025,002	17,623,637
Shares redeemed	(4,819,234)	(90,655,888)	(13,125,536)	(231,506,888)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,820,122	$90,795,236	5,089,402	$96,369,937
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,896,913	$92,193,549	5,307,395	$100,383,217
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $357,402,558. The net unrealized appreciation of investments for federal tax purposes was $75,473,801. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $91,995,934 and unrealized depreciation from investments for those securities having an excess of cost over value of $16,522,133.
As of December 31, 2023, the Fund had a capital loss carryforward of $31,542,647 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$31,542,647	$—	$31,542,647
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2024, the Adviser reimbursed $9,655.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended June 30, 2024, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended June 30, 2024, FSSC received $202 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$211,477,113
Sales	$102,226,757
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance was at the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Semi-Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Market Neutral Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455472 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 22, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024